Revenue Recognition - Schedule of Remaining Performance Obligation (Details) - USD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue performance obligation	$ 551,738	$ 581,733
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-02-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue performance obligation		$ 356,677
Revenue performance obligation, period		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-02-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue performance obligation	$ 353,166	$ 225,056
Revenue performance obligation, period	1 year	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-02-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue performance obligation	$ 198,572
Revenue performance obligation, period	1 year